Summary Of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Series A common stock reflected in the balance sheet
As of September 30, 2023 and December 31, 2022, the Series A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,100,000)
Series A common stock issuance costs	(16,699,058)
Plus:
Remeasurement of carrying value to redemption value	33,896,988

Series A common stock subject to possible redemption, December 31, 2022	$309,097,930
Less:
Redemption	(276,471,460)
Plus:
Remeasurement of carrying value to redemption value	3,942,803

Series A common stock subject to possible redemption, September 30, 2023	$36,569,273

There was no change to the remeasurement of carrying value to redemption value from December 31, 2021 to December 31, 2022, the Series A common stock reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$300,000,000
Less:
Proceeds allocated to Public Warrants	(8,100,000)
Series A common stock issuance costs	(16,699,058)
Plus:
Remeasurement of carrying value to redemption value	33,896,988

Series A common stock subject to possible redemption	$309,097,930

Schedule of the calculation of basic and diluted net loss per common stock
The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	For the Three Months Ended September 30,
	2023		2022
	Series A	Series B	Series A	Series B
Basic and diluted net (loss) income per common stock
Numerator:
Allocation of net (loss) income, as adjusted	$(44,630)	$—	$521,937	$130,484
Denominator:
Basic and diluted weighted average shares outstanding	10,935,691	1	30,000,000	7,500,000
Basic and diluted net (loss) income per common stock	$(0.00)	$—	$0.02	0.02

	For the Nine Months Ended September 30,
	2023		2022
	Series A	Series B	Series A	Series B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$2,437,328	$391,373	$(450,395)	$(119,927)
Denominator:
Basic and diluted weighted average shares outstanding	18,477,615	2,967,034	27,912,088	7,432,143
Basic and diluted net income (loss) per common stock	$0.13	$0.13	$(0.02)	(0.02)

The following table reflects the calculation of basic and diluted net income (loss) per common stock (in dollars, except per share amounts):

	Year Ended December 31, 2022		For the Period from May 20, 2021 (Inception) Through December 31, 2021
	Series A	Series B	Series A	Series B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$702,819	$184,099	$—	$(1,793)
Denominator:
Basic and diluted weighted average shares outstanding	28,438,356	7,449,247	—	1,943,000
Basic and diluted net income (loss) per common stock	$0.02	$0.02	$—	$(0.00)